REVENUE - Contract Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Changes in Contract Liabilities [Abstract]
As of January 1, 2023	$ 1,692
Amounts included in contract liabilities that was recognized as revenue during the period	(3,225)
Cash received in advance of performance and not recognized as revenue during the period	3,317
As of June 30, 2023	$ 1,784